Other Assets	6 Months Ended
Apr. 30, 2023
Other Assets
Other Assets
NOTE 10:  OTHER ASSETS

Other Assets
(millions of Canadian dollars)	As at
	April 30 2023	October 31 2022
Accounts receivable and other items	$12,938	$10,769
Accrued interest	4,806	3,765
Current income tax receivable	4,009	6,031
Defined benefit asset	1,568	1,406
Insurance-related assets, excluding investments	1,944	2,008

Prepaid expenses	1,821	1,323
Total	$27,086	$25,302